Discontinued operations and assets held for sale - Additional information (Details) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of analysis of single amount of discontinued operations [line items]
Grants received	$ 101,000
Other Income	101,000
Administrative expenses	(17,963,000)	$ (16,757,000)
Profit/(loss) from discontinued operation, net of tax	91,000	(31,567,000)
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Grants received	117,000
Sale of Satellite division equipment	33,000
Other Income	117,000
Administrative expenses	(59,000)	(916,000)
Impairment loss	33,000	(34,065,000)
Tax credit		(3,414,000)
Profit/(loss) from discontinued operation, net of tax	$ 91,000	$ (31,567,000)